Transactions with Related Parties (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Number / Directors Number / RelatedParties	Dec. 31, 2016 USD ($) Number / Directors Number / RelatedParties	Dec. 31, 2015 USD ($) Number / Directors Number / RelatedParties
Transactions With Related Parties Details Textual Abstract
Management and consulting fees (including bonuses)	[1]	$ 505	$ 322	$ 290
Other expenses and share-based payment	[1]	79	158	65
Patent expenses		234	198	207
Directors' fee and share-based payment	[2]	$ 171	$ 134	$ 148
Number of related parties | Number / RelatedParties		1	1	1
Number of directors | Number / Directors		5	5	5

[1]	Number of related parties
[2]	Number of directors